Income Tax Expense (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Expense [Abstract]
Schedule of income tax expense
	Consolidated			Consolidated
	2022	2021	2020	2022
	AUD$	AUD$	AUD$	$

Numerical reconciliation of income tax expense and tax at the statutory rate
Loss before income tax expense	(327,483)	(2,695,679)	(2,781,899)	(222,475)

Tax at the statutory tax rate of 27.5% (Australian company tax rate)	(90,058)	(741,312)	(765,022)	(61,181)

Tax effect amounts which are not deductible/(taxable) in calculating taxable income:
Share-based payments	85,045	61,372	43,978	57,775
Other temporary differences not recognised	18,999	689,106	721,044	12,907

Income tax expense	13,986	9,166	-	9,501